Earnings and Loss per Share - Summary of Earnings and Loss per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net profit/(loss)	€ (196,447)	€ 15,218	€ (94,649)
Adjustments of profit or loss	0	0	0
Net Profit/(loss) available to common shareholders	€ (196,447)	€ 15,218	€ (94,649)
Denominator:
Weighted average shares outstanding - basic	122,348,434	105,744,929	80,546,682
Effect of potentially dilutive warrants / shares option	0	1,050,171	0
Weighted average shares outstanding - diluted	122,348,434	106,795,100	80,546,682
Earning/(Loss) per share - basic	€ (1.61)	€ 0.14	€ (1.18)
Earning/(Loss) per share - diluted	€ (1.61)	€ 0.14	€ (1.18)